UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund

Schedule of Investments (unaudited)
July 31, 2006

	Shares or Principal Amount		Value
Common Stocks 98.7%

Aerospace and Defense 3.1%
Ceradyne*	29,488	shs.	$1,439,309
Essex*	54,324		833,873
			2,273,182
Air Freight and Logistics 1.8%
UTI Worldwide	57,929		1,348,877

Biotechnology 4.5%
Bioenvision*	98,300		453,163
Cubist Pharmaceuticals*	40,100		918,892
Human Genome Sciences*	72,200		700,340
Maxygen*	62,400		478,296
Theravance*	18,590		440,118
ZymoGenetics*	16,080		303,349
			3,294,158
Capital Markets 3.5%
Affiliated Managers Group*	10,255		938,845
Apollo Investment	50,793		979,035
GFI Group*	11,900		681,454
			2,599,334
Chemicals 1.6%
Cytec Industries	22,775		1,216,413

Commercial Banks 2.1%
Signature Bank*	19,000		609,805
Sterling Bancshares	46,693		914,482
			1,524,287
Commercial Services and Supplies 8.3%
American Reprographics*	19,300		617,214
Corrections Corporation of America*	20,048		1,094,621
Diamond Management and Technology Consultants*	119,497		1,077,265
FTI Consulting*	27,300		716,625
Huron Consulting Group*	37,394		1,295,141
Resources Connection*	54,730		1,296,006
			6,096,872
Communications Equipment 2.7%
Avocent*	18,900		483,368
C Cor Net*	78,526		517,879
CommScope*	31,595		986,712
			1,987,959
Computers and Peripherals 0.7%
Emulex*	34,000		506,260

Construction and Engineering 1.1%
Chicago Bridge & Iron (NY shares)	34,076		826,684

Electrical Equipment 1.3%
AMETEK	22,938		973,030

Electronic Equipment and Instruments 1.9%
GSI Group*	106,000		867,610
Itron*	11,104		516,281
			1,383,891
Energy Equipment and Services 5.6%
Atwood Oceanics*	12,102		567,947
Complete Production Services*	39,334		810,280
Hornbeck Offshore Services*	38,203		1,327,554
Superior Energy Services*	16,900		578,825
Universal Compression Holdings*	12,741		811,602
			4,096,208

Health Care Equipment and Supplies 5.9%
Advanced Medical Optics*	10,409		512,643
Arrow International	11,362		360,289
Beckman Coulter	15,900		910,275
Cytyc*	11,636		286,420
Edwards Lifesciences*	8,300		367,192
I-Flow*	59,400		650,133
Integra LifeSciences Holdings*	14,300		527,241
Inverness Medical Innovations*	24,910		740,823
			4,355,016
Health Care Providers and Services 2.0%
Emegency Medical Services (Class A)*	56,489		673,349
Pediatrix Medical Group*	19,398		822,475
			1,495,824
Hotels, Restaurants and Leisure 6.2%
Buffalo Wild Wings*	29,200		940,970
Morgans Hotel Group*	26,300		353,604
P.F. Chang's China Bistro*	8,897		268,912
Pinnacle Entertainment*	40,000		1,097,200
Texas Roadhouse (Class A)*	72,354		782,509
WMS Industries*	43,700		1,159,361
			4,602,556
Insurance 1.3%
American Equity Investment Life Holding	49,300		536,877
Darwin Professional Underwriters*	20,830		388,479
			925,356
Internet and Catalog Retail 1.9%
Coldwater Creek*	47,314		943,914
VistaPrint*	20,600		454,436
			1,398,350
Internet Software and Services 1.0%
ValueClick*	52,494		756,176

IT Services 1.2%
SI International*	33,470		911,890

Life Sciences Tools and Services 2.1%
Nektar Therapeutics*	43,000		699,825
PerkinElmer	46,200		832,986
			1,532,811
Machinery 3.8%
Bucyrus International (Class A)	16,756		816,101
Kaydon	33,520		1,215,100
Kennametal	15,025		800,081
			2,831,282
Marine 1.9%
American Commercial Lines*	25,778		1,416,372

Media 0.8%
Harris Interactive*	109,600		621,432

Metals and Mining 2.2%
AMCOL International	24,960		578,323
Oregon Steel Mills*	22,200		1,026,528
			1,604,851
Oil, Gas and Consumable Fuels 3.6%
Alpha Natural Resources*	25,400		410,718
Berry Petroleum (Class A)	23,796		800,497
Cabot Oil & Gas	18,869		995,340
Denbury Resources*	13,117		454,766
			2,661,321
Pharmaceuticals 3.9%
Aspreva Pharmaceuticals*	24,870		597,999
Medicines*	52,300		1,094,116
Noven Pharmaceuticals*	32,100		633,654
Perrigo	35,100		556,159
			2,881,928
Road and Rail 1.1%
Landstar System	18,682		797,628

Semiconductors and Semiconductor Equipment 8.9%
Agere Systems*	56,400		821,184
ATMI*	29,285		777,810
DSP Group*	40,405		968,306
FormFactor*	28,228		1,208,017
Integrated Device Technology*	47,050		727,628
Microsemi*	55,022		1,391,782
Varian Semiconductor Equipment Associates*	20,700		656,294
			6,551,021
Software 8.3%
Cogent*	41,300		584,189
FileNet*	19,737		627,735
Informatica*	58,164		812,260
Nuance Communications*	145,900		1,351,764
Open Solutions*	15,700		433,870
Quest Software*	39,600		541,134
Sonic Solutions*	56,226		798,128
Witness Systems*	59,140		940,622
			6,089,702
Specialty Retail 1.2%
The Children's Place Retail Stores*	16,290		909,389

Textiles, Apparel and Luxury Goods 1.3%
Warnaco Group*	52,650		936,643

Trading Companies and Distributors 1.9%
H&E Equipment Services*	21,193		561,297
TransDigm Group*	31,684		811,111
			1,372,408
Total Common Stocks			72,779,111

Fixed Time Deposit 2.9%
BNP Paribas, Grand Cayman 5.29%, 8/1/2006	$2,133,000		2,133,000

Total Investments 101.6%			74,912,111

Other Assets Less Liabilities (1.6)%			(1,151,882)

Net Assets 100.0%			$73,760,229

__________
* Non-income producing security.

The cost of investments for federal income tax purposes was $65,162,181. The tax basis gross unrealized appreciation and depreciation of porfolio securities were $13,477,324 and $3,727,394, respectively.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are value at fair value determined in accordance with procedures approved by the Fund's Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgements. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 26, 2006

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.